Financial Instruments by Category - Summary of Financial Instruments by Category (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	₩ 8,397,264	₩ 7,980,203
Borrowings	10,006,685	8,437,703
Other financial liabilities	421,441	497,666
Lease liabilities	1,172,038	1,159,369
Cash and cash equivalents	2,449,062	3,019,592	₩ 2,634,624	₩ 2,305,894
Trade and other receivables	7,589,118	6,178,816
Other financial assets	3,823,936	2,008,038
Loans and receivables [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	2,449,062	3,019,592
Trade and other receivables	7,459,994	5,687,103
Other financial assets	1,060,058	608,389
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	1,064,856	952,319
Derivative used for hedge [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	33,555	18,126
Other financial assets	190,830	99,453
Financial liabilities designated as at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	141,280	216,040
Financial liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	8,397,264	7,980,203
Borrowings	10,006,685	8,437,703
Other financial liabilities	246,606	263,500
Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	129,124	491,713
Other financial assets	1,508,192	347,877
Others [member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	₩ 1,172,038	₩ 1,159,369